Segment Data (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Operating Segment Results

The following table presents the Company’s revised reportable segment results for the years ended December 31, 2014, 2013 and 2012.

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations		Consolidated
Year Ended December 31, 2014
Revenue	$3,161,503	$1,350,623	$1,610,636	$212,676	$-		$(16,905)	$6,318,533
Direct operating expenses	927,674	605,771	991,117	24,009	-		(7,621)	2,540,950
Selling, general and administrative expenses	1,018,930	233,641	314,878	122,448	-		(9,274)	1,680,623
Depreciation and amortization	240,868	203,928	198,143	33,543	34,416		-	710,898
Impairment charges	-	-	-	-	24,176		-	24,176
Corporate expenses	-	-	-	-	320,341		(10)	320,331
Other operating income, net	-	-	-	-	40,031		-	40,031

Operating income (loss)	$974,031	$307,283	$106,498	$32,676	$(338,902)		$-	$1,081,586

Intersegment revenues	$10	$3,436	$-	$13,459	$-		$-	$16,905
Segment assets	$7,720,181	$3,664,574	$1,680,598	$277,388	$697,501	$		$14,040,242
Capital expenditures	$50,403	$109,727	$117,480	$5,744	$34,810	$		$318,164
Share-based compensation expense	$-	$-	$-	$-	$10,713		$-	$10,713

Year Ended December 31, 2013
Revenue	$3,131,595	$1,385,757	$1,560,433	$181,993	$-		$(16,734)	$6,243,044
Direct operating expenses	953,577	610,750	983,978	25,271	-		(8,556)	2,565,020
Selling, general and administrative expenses	984,704	243,456	300,116	118,830	-		(8,178)	1,638,928
Depreciation and amortization	262,136	206,031	194,493	39,291	28,877		-	730,828
Impairment charges	-	-	-	-	16,970		-	16,970
Corporate expenses	-	-	-	-	313,514		-	313,514
Other operating income, net	-	-	-	-	22,998		-	22,998

Operating income (loss)	$931,178	$325,520	$81,846	$(1,399)	$(336,363)		$-	$1,000,782

Intersegment revenues	$-	$2,473	$-	$14,261	$-		$-	$16,734
Segment assets	$7,933,564	$3,823,347	$1,899,648	$534,363	$906,380	$		$15,097,302
Capital expenditures	$75,742	$96,590	$100,949	$9,933	$41,312	$		$324,526
Share-based compensation expense	$-	$-	$-	$-	$16,715		$-	$16,715

Year Ended December 31, 2012
Revenue	$3,084,780	$1,367,669	$1,579,275	$231,667	$-		$(16,507)	$6,246,884
Direct operating expenses	888,914	625,852	977,640	25,088	-		(12,965)	2,504,529
Selling, general and administrative expenses	959,182	262,645	312,017	129,987	-		(3,542)	1,660,289
Depreciation and amortization	262,409	200,372	196,909	45,568	24,027		-	729,285
Impairment charges	-	-	-	-	37,651		-	37,651
Corporate expenses	-	-	-	-	293,207		-	293,207
Other operating income, net	-	-	-	-	48,127		-	48,127

Operating income (loss)	$974,275	$278,800	$92,709	$31,024	$(306,758)		$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$15,252	$-		$-	$16,507
Segment assets	$8,061,701	$3,991,147	$2,100,397	$815,435	$1,324,033		$-	$16,292,713
Capital expenditures	$65,821	$130,786	$136,990	$17,438	$39,245		$-	$390,280
Share-based compensation expense	$-	$-	$-	$-	$28,540		$-	$28,540

Revenue of $1.8 billion, $1.7 billion and $1.7 billion derived from the Company’s foreign operations are included in the data above for the years ended December 31, 2014, 2013 and 2012, respectively. Revenue of $4.5 billion, $4.5 billion and $4.5 billion derived from the Company’s U.S. operations are included in the data above for the years